UMB FUND SERVICES, INC.
235 West Galena Street,
Milwaukee, Wisconsin  53212
(414) 299-2000

January 5, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Aspiriant Global Equity Trust (the “Trust”)(File Nos. 333-178600; 811-22648)

Ladies and Gentlemen:

An electronic ("EDGAR") filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended (the "Securities Act), on behalf of the Trust. This filing contains exhibits of interactive data related to certain updated risk/return summary information that was filed as a supplement to the Trust’s prospectus on June 30, 2014 (SEC Accession No. 0001398344-14-004804). Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,
/s/ Benjamin D Schmidt
AVP Fund Administration

Encl.